Annual Total Returns - FidelityConvertibleSecuritiesFund-AMCIZPRO - FidelityConvertibleSecuritiesFund-AMCIZPRO - Fidelity Convertible Securities Fund	Jan. 28, 2023
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor Convertible Securities Fund - Class A
Bar Chart Table:
Annual Return 2013	23.75%
Annual Return 2014	8.96%
Annual Return 2015	(9.64%)
Annual Return 2016	5.71%
Annual Return 2017	9.31%
Annual Return 2018	(1.79%)
Annual Return 2019	28.21%
Annual Return 2020	42.16%
Annual Return 2021	9.74%
Annual Return 2022	(15.58%)